Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2017	Dec. 31, 2016
Class A ordinary shares
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	200,000,000	200,000,000
Common stock, shares issued	20,010,000	20,010,000
Common stock, shares outstanding	20,010,000	20,010,000
Class B ordinary shares
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	200,000,000	200,000,000
Common stock, shares issued	11,900,000	11,900,000
Common stock, shares outstanding	11,900,000	11,900,000